LOAN RECEIVABLE (Details Narrative)	12 Months Ended
Jun. 30, 2023 CAD ($)
Description of tranches	The consideration for the AuBio Transaction was $902,020 (US $700,000), of which, $128,860 (US $100,000) was provided on the closing date of the AuBio Transaction, with the remaining $733,160 (US $600,000) to be advanced in tranches of $128,860 (US $100,000) over four months post transaction and $257,720 (US $200,000) to be advanced on November 26, 2022 (the “AuBio Advances”)
Advanced to the company	$ 135,940
Loan receivable	$ 264,800